Principal Accounting Policies - Summary of Revenue Related to Performance Obligation (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Accounting Policies [Abstract]
2020	¥ 795,005
2021 and after	164,913
Revenue expected to be recognized	¥ 959,918